PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 7 - PROPERTY AND EQUIPMENT

Property and equipment is as follows:
	December 31,
	2020	2019

Office, equipment and facilities	$10,796	$8,866
Internal-use software	1,449	595
Vehicles	1,958	1,870
Leasehold improvements	2,972	2,352
	17,175	13,683
Less: accumulated depreciation and amortization	11,650	9,097
Total property and equipment, net	$5,525	$4,586

Depreciation and amortization expenses are $2,090, $1,688 and $1,897 for the years ended December 31, 2020, 2019 and 2018 respectively.